Marketable securities (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Fair value through other comprehensive income | $	$ 12,103		$ 11,752
Fair value through profit and loss		R$ 464,368		R$ 433,878
Amortized cost		767,873		824,775
Current financial assets		447,878		418,373
Non-current financial assets		319,995		406,402
Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
Marketable securities currency	R$
Financial treasury bills interest rate	13.05%
Fair value through profit and loss		412,107		364,543
Investment Funds F I D C B R F [Member]
IfrsStatementLineItems [Line Items]
Marketable securities currency	R$
Fair value through profit and loss		16,490		15,505
Repurchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Marketable securities currency	R$
Financial treasury bills interest rate	10.49%
Fair value through profit and loss		35,751		53,809
Other [Member]
IfrsStatementLineItems [Line Items]
Marketable securities currency	R$ / ARS
Fair value through profit and loss		20		21
Sovereign Bonds And Others [Member]
IfrsStatementLineItems [Line Items]
Marketable securities currency	AOA
Amortized cost		R$ 291,402		R$ 379,145
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Financial Treasury Bills [Member]
IfrsStatementLineItems [Line Items]
WAM	9 months 14 days
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment Funds F I D C B R F [Member]
IfrsStatementLineItems [Line Items]
WAM	1 year 1 month 2 days
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Repurchase Agreement [Member]
IfrsStatementLineItems [Line Items]
WAM	18 days
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Other [Member]
IfrsStatementLineItems [Line Items]
WAM	29 days
Held-to-maturity investments, category [member] | Sovereign Bonds And Others [Member]
IfrsStatementLineItems [Line Items]
WAM	2 years 5 months 23 days